Prepayments for Lease of Land (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepayments For Lease Of Land [Abstract]
Amortization expenses	$ 23,185	$ 21,670	$ 21,650